Goodwill and Other Intangible Assets - Amortization Expense of Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets	$ 53.7	$ 59.8	$ 64.5